Supplement dated June 4, 2012

To the Prospectuses dated May 1, 2012, as amended, for

New York Life Variable Universal Life Accumulator

New York Life Survivorship Variable Universal Life Accumulator

New York Life Lifetime Wealth Variable Universal Life

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the May 1, 2012 prospectuses (the “Prospectuses”) for the above referenced New York Life variable universal life policies (the “policies”). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

The purpose of this supplement is to note that the Upromise Account Rider will not be available with policies purchased on or after June 4, 2012.

Keeping this purpose in mind, please note the following:

Upromise Account Rider

For policies purchased on or after June 4, 2012, all references in the Prospectuses to the Upromise Account Rider are hereby deleted.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

Supplement dated June 4, 2012

To the Statement of Additional Information dated May 1, 2012, as amended, for

New York Life Variable Universal Life Accumulator

New York Life Survivorship Variable Universal Life Accumulator

New York Life Lifetime Wealth Variable Universal Life

Investing in

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the May 1, 2012 Statement of Additional Information (the “SAI”) for the above referenced New York Life variable universal life policies (the “policies”). You should read this information carefully and retain this supplement for future reference together with the SAI. This supplement is not valid unless it is read in conjunction with the SAI. All capitalized terms used but not defined herein have the same meaning as those included in the SAI.

The purpose of this supplement is to note that the Upromise Account Rider will not be available with policies purchased on or after June 4, 2012.

Keeping this purpose in mind, please note the following:

Upromise Account Rider

For policies purchased on or after June 4, 2012, all references in the SAI to the Upromise Account Rider are hereby deleted.

New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010